Vessel Operating Costs	12 Months Ended
Dec. 31, 2020
Vessel Operating Costs
Vessel Operating Costs

11. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Crew costs	38,637	36,944	36,881
Technical maintenance expenses	16,174	20,987	21,295
Other operating expenses	18,886	18,811	16,622
Total	73,697	76,742	74,798